INTANGIBLES (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 215,000	$ 215,000	$ 215,000
Less: accumulated amortization	(57,333)	(46,583)	(3,583)
Intangibles, net	157,667	168,417	211,417
QPAGOS Corporation - Parent Company [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost			215,000
Less: accumulated amortization			(3,583)
Intangibles, net			211,417
Software Localization Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 215,000	215,000
Software License [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost		$ 215,000
Software License [Member] | QPAGOS Corporation - Parent Company [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost			$ 215,000